[logo - American Funds®]

American Funds
Target Date Retirement Series®
Prospectus Supplement

(for prospectus dated January 1, 2008)

The following footnote is added to "Total annual operating expenses of Target Date Fund and underlying funds" for each fund in the "Fees and expenses of the funds" section of the Prospectus on pages 6–8:

4 Expenses shown above do not reflect the impact of any expense reimbursements or waivers. As noted above, Capital Research and Management Company is waiving its management fee. In addition, Capital Research and Management Company has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. These reimbursements may be adjusted or discontinued by Capital Research and Management Company at any time.

Total net operating expenses of each Target Date Fund and underlying funds after waivers and reimbursements:
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
American Funds 2050 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2045 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2040 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2035 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2030 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2025 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2020 Target Date Retirement Fund	0.78%	1.48%	1.49%	1.06%	0.73%	0.43%
American Funds 2015 Target Date Retirement Fund	0.78%	1.48%	1.49%	1.06%	0.73%	0.43%
American Funds 2010 Target Date Retirement Fund	0.77%	1.47%	1.48%	1.05%	0.72%	0.42%

Keep this Supplement with your Prospectus

RPGEBS-850-0308  Litho in USA  CGD/MC/9913-S14370

[Printed with soy ink logo]
[recycled logo] 10% post-consumer waste

The fund provides Spanish translation in connection with the public offering and sale of its shares. The following is a fair and accurate English translation of a Spanish language prospectus for the fund.

/s/ Steven I. Koszalka
Steven I. Koszalka

[logo - American Funds®]

American Funds
Target Date Retirement Series®
Prospectus Supplement

(for prospectus dated January 1, 2008)

The following footnote is added to "Total annual operating expenses of Target Date Fund and underlying funds" for each fund in the "Fees and expenses of the funds" section of the Prospectus on pages 6–8:

4 Expenses shown above do not reflect the impact of any expense reimbursements or waivers. As noted above, Capital Research and Management Company is waiving its management fee. In addition, Capital Research and Management Company has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. These reimbursements may be adjusted or discontinued by Capital Research and Management Company at any time.

Total net operating expenses of each Target Date Fund and underlying funds after waivers and reimbursements:
	Class A	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
American Funds 2050 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2045 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2040 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2035 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2030 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2025 Target Date Retirement Fund	0.77%	1.49%	1.50%	1.07%	0.74%	0.44%
American Funds 2020 Target Date Retirement Fund	0.78%	1.48%	1.49%	1.06%	0.73%	0.43%
American Funds 2015 Target Date Retirement Fund	0.78%	1.48%	1.49%	1.06%	0.73%	0.43%
American Funds 2010 Target Date Retirement Fund	0.77%	1.47%	1.48%	1.05%	0.72%	0.42%

Keep this Supplement with your Prospectus

RPGEBS-850-0308  Litho in USA  CGD/MC/9913-S14370

[Printed with soy ink logo]
[recycled logo] 10% post-consumer waste